Fees and Expenses	Sep. 17, 2024
Class F Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Expense Narrative [Text Block]

Changes to the Fees and Expenses of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Expenses Restated to Reflect Current [Text]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.14%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund—Class F Shares	$116	$362	$628	$1,386

Class F Prospectus | SIMT Tax-Managed Managed Volatility Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

Changes to the Fees and Expenses of the Tax-Managed Managed Volatility Fund

In the Fund Summary for the Tax-Managed Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Expenses Restated to Reflect Current [Text]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.13%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Tax-Managed Managed Volatility Fund—Class F Shares	$115	$359	$622	$1,375

Class F Prospectus | SIMT Tax-Managed International Managed Volatility Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

Changes to the Fees and Expenses of the Tax-Managed International Managed Volatility Fund

In the Fund Summary for the Tax-Managed International Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Expenses Restated to Reflect Current [Text]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.33%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Tax-Managed International Managed Volatility Fund—Class F Shares	$135	$421	$729	$1,601

Class I Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Expense Narrative [Text Block]

Changes to the Fees and Expenses of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Expenses Restated to Reflect Current [Text]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.84%
Total Annual Fund Operating Expenses	1.39%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund—Class I Shares	$142	$440	$761	$1,669

Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Expense Narrative [Text Block]

Changes to the Fees and Expenses of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Expenses Restated to Reflect Current [Text]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.89%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund—Class Y Shares	$91	$284	$493	$1,096

Class Y Prospectus | SIMT Tax-Managed Managed Volatility Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

Changes to the Fees and Expenses of the Tax-Managed Managed Volatility Fund

In the Fund Summary for the Tax-Managed Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Expenses Restated to Reflect Current [Text]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	0.88%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Tax-Managed Managed Volatility Fund—Class Y Shares	$90	$281	$488	$1,084

Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

Changes to the Fees and Expenses of the Tax-Managed International Managed Volatility Fund

In the Fund Summary for the Tax-Managed International Managed Volatility Fund, the information under the "Fees and Expenses" and "Example" headings is hereby deleted in its entirety and is replaced with the following:

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Expenses Restated to Reflect Current [Text]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.08%*

*  Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Tax-Managed International Managed Volatility Fund—Class Y Shares	$110	$343	$595	$1,317